UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 22169

Dreyfus Institutional Reserves Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Institutional Reserves Funds

ANNUAL REPORT December 31, 2009

Dreyfus Institutional Reserves Money Fund

Dreyfus Institutional Reserves Treasury Fund

Dreyfus Institutional Reserves Treasury Prime Fund

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered
Public Accounting Firm	26
Important Tax Information	27
Information About the Review
and Approval of the Funds’
Management Agreement	28
Board Members Information	32
Officers of the Fund	33

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

  Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

Dreyfus Institutional Reserves Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1,2009,through December 31,2009.

Most financial assets ended 2009 with healthy returns, but short-term interest rates remained at historical lows as monetary authorities fought to bring the nation and world out of a severe recession and banking crisis.

After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

While money market yields are unlikely to return to their pre-recession levels anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle?Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the funds performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

DISCUSSION OF FUND PERFORMANCE

For the period of January 1,2009,through December 31,2009, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2009, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.56	0.56
Hamilton Shares	0.51	0.51
Premier Shares	0.31	0.31
Classic Shares	0.18	0.18
Agency Shares	0.41	0.42
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.07	0.07
Hamilton Shares	0.02	0.02
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.03	0.03
Hamilton Shares	0.01	0.01
Premier Shares	0.00	0.00
Agency Shares	0.00	0.00

Money market yields remained near historically low levels as the U.S. government and Federal Reserve Board (the “Fed”) adopted a number of aggressive measures, including historically low short-term interest rates, to address a severe recession and credit crisis.

Money Market Yields Remained Near Record Lows

2009 began in the midst of a global financial crisis and severe recession. In response, the Fed had eased monetary policy aggressively, injecting liquidity into the banking system and reducing the overnight federal funds rate to an unprecedented low range of between 0% and 0.25% by the end of 2008.As a result, money market yields fell to historical lows and remained there throughout 2009.

The U.S. government responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending on September 18, 2009. This measure was designed to promote liquidity in the commercial paper market.

Although economic conditions continued to deteriorate in early 2009 as housing markets struggled and job losses mounted, investor sentiment began to improve in March when evidence emerged that credit markets were recovering. Still, the U.S. economy sent mixed signals in the spring. Existing home sales and prices increased in May, but the unemployment rate hit a 26-year high.The U.S. economy contracted at a –0.7% annualized rate between April and June, a much milder decline than the previous quarter’s –5.5% annualized rate, lending credence to forecasts that the recession was nearing an end.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program.

October also experienced gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year.While pending home sales reached their highest level in almost three years, distressed sales accounted for more than 30% of those transactions.The unemployment rate moved to 10.2% in October, its highest level since the early 1980s.

In November, investors were encouraged by a slight dip in the unemployment rate to 10.0%.The manufacturing sector expanded, and foreclosure activity in the housing sector moderated, with each indicator showing improvement for the fourth straight month. Manufacturing activity expanded for the fifth consecutive month in December, and new orders increased for the sixth straight month, providing further evidence of a mending economy. Retail sales in December were almost 3% higher than one year earlier, suggesting that consumers were spending more freely. While the unemployment rate remained at 10%, double its level at the beginning of 2009, monthly job losses moderated in December to 85,000, down from an average of 691,000 per month during the first quarter.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds maintained relatively defensive footings throughout 2009, and the industry’s average weighted maturity remained substantially shorter than historical averages. The funds were no exception; we set their weighted average maturity in a position that was roughly in line with respective industry averages for most of the year. We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite continued signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” In addition, the Treasury Department extended the Troubled Asset Relief Program (“TARP”) until October 2010 as a precaution against unforeseen problems. Until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain each fund’s focus on credit quality and liquidity.

January 15, 2010

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each fund.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]

Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, Dreyfus Institutional Reserves Treasury Fund’s yields and its effective yields for its Agency shares, Classic shares, Hamilton shares and Premier shares would have been -0.08%, -0.49%, 0.01% and -0.24%, respectively. Had these expenses not been absorbed, Dreyfus Institutional Reserves Treasury Prime Fund’s yields and its effective yields for its Agency, Hamilton, Premier and Institutional shares would have been -0.11%, -0.01%, -0.28% and 0.02%, respectively. Had these expenses not been absorbed, Dreyfus Institutional Reserves Money Fund’s yields and its effective yields for its Agency, Classic and Premier shares would have been 0.40% (0.41% effective), 0.03% and 0.28%, respectively.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment†
assuming actual returns for the six months ended December 31, 2009
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .81	$ 1.06	$ 1.51	$ 1.97	$ 2.02
Ending value (after expenses)	$1,001.20	$1,000.90	$1,000.40	$1,000.10	$1,000.00
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .71	$ .91	$ .96	$ .96	$ .96
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.00	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .66	$ .66	$ .81	$ .76	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .16% for Institutional Shares, .21% for Hamilton Shares, .30% for Agency Shares, .39% for Premier Shares and .40% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .14% for Institutional Shares, .18% for Hamilton Shares, .19% for Agency Shares, .19% for Premier Shares and .19% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .13% for Institutional Shares, .13% for Hamilton Shares, .16% for Agency Shares and .15% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment†
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .82	$ 1.07	$ 1.53	$ 1.99	$ 2.04
Ending value (after expenses)	$1,024.40	$1,024.15	$1,023.69	$1,023.24	$1,023.19
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .71	$ .92	$ .97	$ .97	$ .97
Ending value (after expenses)	$1,024.50	$1,024.30	$1,024.25	$1,024.25	$1,024.25
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .66	$ .66	$ .82	$ .77	—
Ending value (after expenses)	$1,024.55	$1,024.55	$1,024.40	$1,024.45	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .16% for Institutional Shares, .21% for Hamilton Shares, .30% for Agency Shares, .39% for Premier Shares and .40% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .14% for Institutional Shares, .18% for Hamilton Shares, .19% for Agency Shares, .19% for Premier Shares and .19% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .13% for Institutional Shares, .13% for Hamilton Shares, .16% for Agency Shares and .15% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS

December 31, 2009

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—39.5%
Allied Irish Banks (Yankee)
1.00%, 1/5/10	50,000,000	50,000,000
Banco Bilbao Vizcaya
Argenteria (Yankee)
0.32%—0.33%, 1/14/10—4/13/10	310,000,000 [a]	310,000,000
Bank of Ireland (Yankee)
0.62%, 3/23/10	100,000,000 [b]	100,000,000
Bank of Nova Scotia (Yankee)
0.30%—0.31%, 3/29/10—4/15/10	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 3/4/10	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
0.42%—0.55%, 3/22/10—5/12/10	200,000,000	200,000,000
Calyon NA (Yankee)
0.22%—0.25%, 1/14/10—3/31/10	450,000,000	450,000,000
Credit Industriel et Commercial (Yankee)
0.27%—0.33%, 2/8/10—3/17/10	400,000,000	400,001,055
Fortis Bank (Yankee)
0.24%, 2/12/10	350,000,000	350,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 1/19/10	150,000,000	150,000,000
Natixis (Yankee)
0.30%—0.31%, 1/5/10—3/15/10	400,000,000	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.30%, 1/7/10	200,000,000	200,000,000
Sumitomo Mitsui Banking
Corporation (Yankee)
0.21%, 3/22/10	300,000,000	300,000,000
UBS AG (Yankee)
0.23%, 1/20/10	100,000,000	100,000,000
Unicredit Bank AG (Yankee)
0.34%, 3/4/10	100,000,000	100,000,000
Unicredit SPA (Yankee)
0.34%, 3/8/10	300,000,000	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,710,001,055)		3,710,001,055

Commercial Paper—18.4%
Abbey National North America LLC
0.03%, 1/4/10	300,000,000	299,999,250
Banco Bilbao Vizcaya Argenteria
0.32%, 4/15/10	150,000,000	149,861,333
General Electric Capital Corp.
0.29%, 6/21/10	250,000,000	249,655,625

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
General Electric Capital Services Inc.
0.20%, 3/2/10	150,000,000	149,950,000
Societe Generale N.A. Inc.
0.02%, 1/4/10	300,000,000	299,999,500
Toronto-Dominion Holdings USA Inc.
0.26%, 6/28/10	275,000,000 [b]	274,646,472
UBS Finance Delaware LLC
0.01%, 1/4/10	300,000,000	299,999,750
Total Commercial Paper
(cost $1,724,111,930)		1,724,111,930

Asset-Backed Commercial Paper—13.6%
Atlantic Asset Securitization LLC
0.25%, 1/11/10	124,172,000 [b]	124,163,377
Atlantis One Funding Corp.
0.05%, 1/4/10	50,000,000 [b]	49,999,792
Barton Capital LLC
0.25%, 1/5/10	40,030,000 [b]	40,028,888
CAFCO LLC
0.32%, 1/13/10	150,000,000 [b]	149,984,000
Cancara Asset Securitisation Ltd.
0.26%—0.27%, 2/10/10—3/15/10	490,000,000 [b]	489,821,728
CIESCO LLC
0.24%—0.32%, 1/13/10—1/26/10	90,000,000 [b]	89,986,800
Edison Asset Securitization LLC
0.24%, 1/5/10	75,000,000 [b]	74,998,000
Govco Inc.
0.35%, 6/21/10	250,000,000 [b]	249,584,375
Total Asset-Backed Commercial Paper
(cost $1,268,566,960)		1,268,566,960

Corporate Notes—5.1%
Barclays Bank PLC
0.68%, 1/20/10	225,000,000 [a]	225,000,000
Credit Suisse
0.31%, 1/11/10	250,000,000 [a]	250,000,000
Total Corporate Notes
(cost $475,000,000)		475,000,000

U.S. Government Agency—3.2%
Federal Home Loan Mortgage Corp.
0.26%, 1/17/10
(cost $300,000,000)	300,000,000 [a,c]	300,000,000

The Funds 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Time Deposits—19.7%
Allied Irish Banks (Grand Cayman)
0.25%, 1/4/10	350,000,000	350,000,000
Branch Banking & Trust Co. (Grand Cayman)
0.01%, 1/4/10	355,000,000	355,000,000
Commerzbank U.S. Finance Inc. (Grand Cayman)
0.00%, 1/4/10	140,000,000	140,000,000
KBC Bank N.V. (Grand Cayman)
0.00%, 1/4/10	350,000,000	350,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.02%, 1/4/10	350,000,000	350,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.01%, 1/4/10	300,000,000	300,000,000
Total Time Deposits
(cost $1,845,000,000)		1,845,000,000

Repurchase Agreement—.3%
Barclays Financial LLC
0.00%, dated 12/31/09, due 1/4/10 in the amount of
$24,000,000 (fully collateralized by $24,336,000 U.S.
Treasury Notes, 0.88%, due 2/28/11, value $24,480,042)
(cost $24,000,000)	24,000,000	24,000,000

Total Investments (cost $9,346,679,945)	99.8%	9,346,679,945
Cash and Receivables (Net)	.2%	14,826,766
Net Assets	100.0%	9,361,506,711

a	Variable rate security—interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to $1,643,213,432 or 17.6% of net assets.

c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	80.7	Foreign/Governmental	1.0
Asset-Backed/Multi-Seller Programs	10.3	Repurchase Agreement	.3
Finance	4.3
U.S. Government Agency	3.2		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

December 31, 2009

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—13.9%
2/4/10	0.00	100,000,000	99,999,528
4/29/10	0.16	100,000,000	99,947,555
6/10/10	0.19	75,000,000	74,936,667
7/1/10	0.18	100,000,000	99,909,500
Total U.S. Treasury Bills
(cost $374,793,250)			374,793,250

U.S. Treasury Notes—16.9%
2/16/10	0.10	100,000,000	100,423,950
6/1/10	0.23	200,000,000	201,964,501
6/30/10	0.12	50,000,000	50,672,309
8/31/10	0.29	100,000,000	101,354,256
Total U.S. Treasury Notes
(cost $454,415,016)			454,415,016

Repurchase Agreements—69.1%
Banc of America Securities LLC
dated 12/31/09, due 1/4/10 in the amount of
$300,000,333 (fully collateralized by $161,954,200
U.S. Treasury Bills, due 7/1/10, value $161,797,752,
$79,567,200 U.S. Treasury Notes, 3.38%, due 11/15/19,
value $77,247,711 and $109,810,185 U.S. Treasury
Strips, due 5/15/21, value $66,954,564)	0.01	300,000,000	300,000,000
Barclays Financial LLC
dated 12/31/09, due 1/4/10 in the amount of
$111,000,000 (fully collateralized by $112,766,300
U.S. Treasury Notes, 2.38%, due 8/31/14,
value $113,220,088)	0.00	111,000,000	111,000,000
BNP Paribas
dated 12/31/09, due 1/4/10 in the amount of
$350,000,000 (fully collateralized by $326,545,500
U.S. Treasury Bonds, 4.50%-6.25%, due
8/15/23-5/15/38, value $357,000,092)	0.00	350,000,000	350,000,000
Citigroup Global Markets Holdings Inc.
dated 12/31/09, due 1/4/10 in the amount of
$350,000,000 (fully collateralized by $90,789,500
U.S. Treasury Bonds, 8.75%, due 5/15/17, value
$124,149,991 and $229,111,800 U.S. Treasury Notes,
0.88%-3.63%, due 4/30/11-5/31/14, value $232,850,047)	0.00	350,000,000	350,000,000

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities
dated 12/31/09, due 1/4/10 in the amount of
$300,000,000 (fully collateralized by $17,682,700
U.S. Treasury Bills, due 7/15/10, value $17,663,426,
$113,953,500 U.S. Treasury Bonds, 7.50%, due
11/15/16, value $145,237,199, $79,758,000
U.S. Treasury Notes, 4.63%, due 12/31/11,
value $85,353,821 and $102,296,941
U.S. Treasury Strips, due 8/15/22,
value $57,745,600)	0.00	300,000,000	300,000,000
Morgan Stanley
dated 12/31/09, due 1/4/10 in the amount
of $450,000,000 (fully collateralized by
$452,874,300 U.S. Treasury Notes,
2.38%-2.63%, due 6/30/14-8/31/14,
value $459,000,056)	0.00	450,000,000	450,000,000
Total Repurchase Agreements
(cost $1,861,000,000)			1,861,000,000

Total Investments (cost $2,690,208,266)		99.9%	2,690,208,266

Cash and Receivables (Net)		.1%	3,262,782

Net Assets		100.0%	2,693,471,048

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	69.1	U.S. Treasury Bills	13.9
U.S. Treasury Notes	16.9		99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

December 31, 2009

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—84.6%
1/7/10		0.00	12,000,000	12,000,000
1/14/10		0.07	50,000,000	49,998,736
1/28/10		0.07	87,000,000	86,995,433
2/4/10		0.07	30,000,000	29,998,017
2/11/10		0.01	90,200,000	90,198,686
2/25/10		0.03	104,000,000	103,995,424
3/4/10		0.03	166,000,000	165,992,405
3/11/10		0.03	50,000,000	49,997,125
3/18/10		0.03	11,000,000	10,999,303
3/25/10		0.04	45,000,000	44,995,850
4/1/10		0.23	78,000,000	77,955,363
4/15/10		0.15	4,000,000	3,998,267
Total U.S. Treasury Bills
(cost $727,124,609)				727,124,609

U.S. Treasury Notes—15.1%
2/16/10		0.13	100,000,000	100,419,969
4/30/10		0.20	29,000,000	29,184,990
Total U.S. Treasury Notes
(cost $129,604,959)				129,604,959
Total Investments (cost $856,729,568)			99.7%	856,729,568
Cash and Receivables (Net)			.3%	2,211,124
Net Assets			100.0%	858,940,692

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	84.6	U.S. Treasury Notes		15.1
				99.7

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2009

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Assets ($):
Investments in securities, at value—Note 1(a,b)†	9,346,679,945	2,690,208,266[a]	856,729,568
Cash	19,239,882	2,395,320	860,027
Interest receivable	1,967,491	2,580,807	1,425,293
	9,367,887,318	2,695,184,393	859,014,888
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)	1,514,830	305,659	74,196
Payable for shares of Beneficial Interest redeemed	4,865,777	1,407,686	—
	6,380,607	1,713,345	74,196
Net Assets ($)	9,361,506,711	2,693,471,048	858,940,692
Composition of Net Assets ($):
Paid-in capital	9,363,033,456	2,693,925,614	858,949,599
Accumulated net realized gain (loss) on investments	(1,526,745)	(454,566)	(8,907)
Net Assets ($)	9,361,506,711	2,693,471,048	858,940,692
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	2,451,271,174	504,845,593	556,723,414
Shares Outstanding	2,451,663,599	504,911,772	556,730,508
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	5,501,157,658	663,016,587	11,461,650
Shares Outstanding	5,502,067,574	663,104,232	11,462,135
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	42,799,100	6,925,284	6,250
Shares Outstanding	42,806,267	6,926,189	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	828,468,936	1,181,422,293	290,749,378
Shares Outstanding	828,598,585	1,181,554,585	290,750,706
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	537,809,843	337,261,291	—
Shares Outstanding	537,895,689	337,305,548	—
Net Asset Value Per Share ($)	1.00	1.00	—

† Investments at cost ($)	9,346,679,945	2,690,208,266	856,729,568

a Amount includes repurchase agreements of $1,861,000,000 for Dreyfus Institutional Reserves Treasury Fund. See Note 1(b).

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	79,173,565	6,739,539	2,103,116
Expenses:
Management fee—Note 2(a)	14,863,855	4,261,123	1,784,544
Distribution fees—Note 2(b)	11,265,730	7,027,454	1,131,911
Treasury insurance expense—Note 1(f)	2,741,111	440,953	61,297
Total Expenses	28,870,696	11,729,530	2,977,752
Less—reduction in expenses due to undertakings—Note 2(a)	(1,502,790)	(5,427,835)	(1,146,518)
Net Expenses	27,367,906	6,301,695	1,831,234
Investment Income—Net	51,805,659	437,844	271,882
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	279,148	39,056	11,667
Net Increase in Net Assets Resulting from Operations	52,084,807	476,900	283,549

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2009	2008[a]
Operations ($):
Investment income—net	51,805,659	322,516,934
Net realized gain (loss) on investments	279,148	346,292
Net Increase (Decrease) in Net Assets Resulting from Operations	52,084,807	322,863,226
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(18,862,095)	(107,851,303)
Hamilton Shares	(25,767,824)	(134,029,094)
Agency Shares	(263,421)	(5,325,642)
Premier Shares	(5,742,686)	(54,507,249)
Classic Shares	(1,258,624)	(20,803,971)
Total Dividends	(51,894,650)	(322,517,259)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	14,291,141,277	19,166,358,470
Hamilton Shares	23,138,496,493	19,364,772,507
Agency Shares	261,822,798	993,083,614
Premier Shares	4,204,653,386	4,659,555,491
Classic Shares	4,065,556,141	6,250,781,496
Dividends reinvested:
Institutional Shares	224,824	641,557
Hamilton Shares	5,991,561	22,027,552
Agency Shares	142	74,178
Premier Shares	237,290	1,900,845
Classic Shares	1,209,910	19,023,663
Cost of shares redeemed:
Institutional Shares	(15,353,973,175)	(19,153,235,765)
Hamilton Shares	(21,681,342,166)	(19,894,566,297)
Agency Shares	(272,439,565)	(1,449,609,974)
Premier Shares	(5,173,530,267)	(5,261,784,186)
Classic Shares	(4,223,575,615)	(6,653,595,847)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(735,526,966)	(1,934,572,696)
Total Increase (Decrease) In Net Assets	(735,336,809)	(1,934,226,729)
Net Assets ($):
Beginning of Period	10,096,843,520	12,031,070,249
End of Period	9,361,506,711	10,096,843,520
Undistributed investment income—net	—	88,991

a Represents information for the fund’s predecessor, BNY Hamilton Money Fund through September 12, 2008.
See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2009	2008[a]	2009	2008[b]
Operations ($):
Investment income—net	437,844	51,198,803	271,882	4,580,650
Net realized gain (loss) on investments	39,056	—	11,667	(3,309)
Net Increase (Decrease) in Net Assets
Resulting from Operations	476,900	51,198,803	283,549	4,577,341
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(215,528)	(3,925,339)	(265,190)	(2,476,439)
Hamilton Shares	(216,654)	(16,438,820)	(3,029)	(174,133)
Agency Shares	(2,647)	(740,085)	—	(9)
Premier Shares	(16,176)	(24,763,726)	(3,663)	(1,913,994)
Classic Shares	(4,956)	(5,348,818)	—	(16,075)
Total Dividends	(455,961)	(51,216,788)	(271,882)	(4,580,650)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,582,724,932	450,742,804	1,408,006,222	1,176,998,669
Hamilton Shares	5,496,391,468	6,291,246,442	229,171,171	245,913,263
Agency Shares	781,993,277	2,338,478,859	—	6,250
Premier Shares	3,958,263,671	4,584,253,849	2,181,301,639	1,112,062,136
Classic Shares	1,579,633,275	1,994,389,305	—	681,382
Dividends reinvested:
Institutional Shares	592	62,525	25,798	1,422,280
Hamilton Shares	17,322	1,668,016	334	62,208
Premier Shares	614	834,197	37	39,473
Classic Shares	4,602	4,636,931	—	16,075
Cost of shares redeemed:
Institutional Shares	(1,295,072,383)	(603,502,181)	(1,717,996,748)	(389,409,046)
Hamilton Shares	(5,578,566,229)	(6,852,327,400)	(254,701,758)	(222,789,709)
Agency Shares	(832,268,932)	(2,303,264,144)	(10)	—
Premier Shares	(4,464,950,357)	(5,031,750,861)	(2,261,944,376)	(843,080,447)
Classic Shares	(1,752,151,815)	(1,931,266,984)	—	(8,851,431)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(523,979,963)	(1,055,798,642)	(416,137,691)	1,073,071,103
Total Increase (Decrease) In Net Assets	(523,959,024)	(1,055,816,627)	(416,126,024)	1,073,067,794
Net Assets ($):
Beginning of Period	3,217,430,072	4,273,246,699	1,275,066,716	201,998,922
End of Period	2,693,471,048	3,217,430,072	858,940,692	1,275,066,716
Undistributed investment income—net	—	18,117	—	—

a	Represents information for the fund’s predecessor, BNY Hamilton Treasury Money Fund through September 12, 2008.
b	Represents information for the fund’s predecessor, BNY Hamilton 100% U.S.Treasury Securities Money Fund through September 12, 2008.

See notes to financial statements.

The Funds 17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operations as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton,Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2009	1.00	.006	(.006)	1.00	.57	.17	.17	.61	2,451,271
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
2006	1.00	.049	(.049)	1.00	5.05	.14	.14	5.09	531,689
2005[a]	1.00	.005	(.005)	1.00	.50[b]	.14[c]	.14[c]	4.08[c]	47,288
Hamilton Shares
Year Ended December 31,
2009	1.00	.005	(.005)	1.00	.51	.21	.21	.50	5,501,158
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
2006	1.00	.048	(.048)	1.00	5.00	.19	.19	4.89	5,102,680
2005	1.00	.031	(.031)	1.00	3.09	.20	.20	3.11	4,813,508
Agency Shares
Year Ended December 31,
2009	1.00	.004	(.004)	1.00	.42	.32	.31	.42	42,799
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
2006	1.00	.024	(.024)	1.00	2.43	.29	.29	5.08	59,322
2005[a]	1.00	—[d]	—[d]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Year Ended December 31,
2009	1.00	.003	(.003)	1.00	.31	.47	.44	.36	828,469
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
2006	1.00	.046	(.046)	1.00	4.74	.44	.44	4.68	3,080,742
2005	1.00	.028	(.028)	1.00	2.83	.45	.45	2.79	2,052,334
Classic Shares
Year Ended December 31,
2009	1.00	.002	(.002)	1.00	.18	.72	.57	.18	537,810
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224
2006	1.00	.044	(.044)	1.00	4.48	.69	.69	4.41	1,453,589
2005	1.00	.026	(.026)	1.00	2.57	.70	.70	2.59	1,163,077

a	From November 15, 2005 (commencement of initial offering) to December 31, 2005.
b	Not annualized.
c	Annualized.
[d]	Amount represents less than $.0005 per share.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.

See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Year Ended December 31,
2009	1.00	.001	(.001)	1.00	.06	.15	.15	.06	504,846
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
2006	1.00	.048	(.048)	1.00	4.87	.15	.15	4.79	31,683
2005[a]	1.00	.005	(.005)	1.00	.50[b]	.16[c]	.16[c]	3.85[c]	13,999
Hamilton Shares
Year Ended December 31,
2009	1.00	—[d]	—[d]	1.00	.03	.20	.19	.03	663,017
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
2006	1.00	.047	(.047)	1.00	4.82	.20	.20	4.78	712,614
2005	1.00	.029	(.029)	1.00	2.90	.21	.21	2.88	474,418
Agency Shares
Year Ended December 31,
2009	1.00	—[d]	—[d]	1.00	—[e]	.32	.24	.01	6,925
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
2006	1.00	.007	(.007)	1.00	.72	.30	.30	4.98	1,665
2005[a]	1.00	—[d]	—[d]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Year Ended December 31,
2009	1.00	—[d]	—[d]	1.00	—[e]	.46	.22	—[e]	1,181,422
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
2006	1.00	.045	(.045)	1.00	4.56	.45	.45	4.45	1,729,522
2005	1.00	.026	(.026)	1.00	2.64	.46	.46	2.64	1,723,171
Classic Shares
Year Ended December 31,
2009	1.00	—[d]	—[d]	1.00	—[e]	.71	.22	—[e]	337,261
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131
2006	1.00	.042	(.042)	1.00	4.30	.70	.70	4.25	471,111
2005	1.00	.024	(.024)	1.00	2.39	.71	.71	2.41	356,438

a	From November 14, 2005 (commencement of initial offering) to December 31, 2005.
b	Not annualized.
c	Annualized.
[d]	Amount represents less than $.0005 per share.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.

See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Year Ended December 31,
2009	1.00	—[a]	—[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[b]	1.00	.008	(.008)	1.00	.82[c]	.67[d]	.16[d]	4.91[d]	50,203
Hamilton Shares
Year Ended December 31,
2009	1.00	—[a]	—[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[b]	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Agency Shares
Year Ended December 31,
2009	1.00	—[a]	—[a]	1.00	—[e]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
2006[b]	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Year Ended December 31,
2009	1.00	—[a]	—[a]	1.00	—[e]	.46	.18	—[e]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[b]	1.00	—[a]	—[a]	1.00	.04[c]	.98[d]	.45[d]	4.50[d]	291

a	Amount represents less than $.0005 per share.
b	From November 1, 2006 (commencement of initial offering) to December 31, 2006.
c	Not annualized.
[d]	Annualized.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of December 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Funds 21

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of December 31, 2009 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement

Table 1.

to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For fed-

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3— Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	9,346,679,945	—	9,346,679,945
Dreyfus Institutional Reserves Treasury Fund	—	2,690,208,266	—	2,690,208,266
Dreyfus Institutional Reserves Treasury Prime Fund	—	856,729,568	—	856,729,568

† See Statement of Investments for additional detailed categorizations.

eral tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2009, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009.

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2009 and December 31, 2008, were all ordinary income.

At December 31, 2009, the cost of investments for federal income tax purposes of each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the Institutional Reserves Money Fund is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of Dreyfus Institutional Reserves Money Fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).These expenses were borne by the fund without regard to any expense limitation in effect.

Dreyfus Institutional Reserves Treasury Fund’s and Dreyfus Institutional Reserves Treasury Prime Fund’s participation in the Program expired effective May 1, 2009. As a result, shareholder assets in Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund that

Table 2.

			Expiring in fiscal:†
	2013	2014	2015	2016	Total
Dreyfus Institutional Reserves Money Fund	211,024	965,090	350,631	—	1,526,745
Dreyfus Institutional Reserves Treasury Fund	127,582	214,708	112,276	—	454,566
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	1,243	7,664	8,907

† If not applied, the carryovers expire in the above years.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (continued)

were covered under the Program beginning September 19, 2008 were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required payments to the Treasury in the amounts of .01% and .015%, respectively, of Dreyfus Institutional Reserves Treasury Fund’s and Dreyfus Institutional Reserves Treasury Prime Fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).These expenses were borne by each fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended December 31, 2009.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, until September 30, 2010, so that the direct expenses of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .14%, .19%, .29%, ..44%, and .69%, respectively.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of Dreyfus Institutional Reserves Treasury Prime Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares and Premier shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .16%, .20%, .30% and .45%, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and

Table 3.

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	—	—	1,354	486,583	1,014,853
Dreyfus Institutional Reserves Treasury Fund	7,657	70,096	22,484	3,134,033	2,193,565
Dreyfus Institutional Reserves Treasury Prime Fund	75,532	5,136	7	1,065,843	—

Dreyfus Institutional Reserves Treasury Fund, the Plan pro-	(c) Each Board member also serves as a Board member of
vides for payments to be made at annual rates of .05%, .15%,	other funds within the Dreyfus complex. Annual retainer fees
.30% and .55% of the value of each class’ daily net assets of	and attendance fees are allocated to each fund based on net
their Hamilton, Agency, Premier and Classic shares; respec-	assets. Currently, Board members fees are borne by the
tively. The Plan provides for payments to be made at annual	Manager as to each fund pursuant to the undertaking in effect.
rates of .04%,.14% and .29% for Dreyfus Institutional Reserves
NOTE 3—Subsequent Events Evaluation:
Treasury Prime Fund’s Hamilton,Agency and Premier shares’
average daily net assets, respectively.The fees payable under the	Dreyfus has evaluated the need for disclosures and/or adjust-
Plan are payable without regard to actual expenses incurred.	ments resulting from subsequent events through February 25,
Table 4 summarizes the amounts each fund was charged pur-	2010, the date the financial statements were issued. This
suant to the Plan during the period ended December 31,2009.	evaluation did not result in any subsequent events that neces-
sitated disclosures and/or adjustments.
Table 5 summarizes the components of “Due to The Dreyfus
Corporation and affiliates” in the Statements of Assets and
Liabilities for each fund.

Table 4.

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	2,588,347	94,328	4,788,698	3,794,357
Dreyfus Institutional Reserves Treasury Fund	413,364	45,403	4,065,123	2,503,564
Dreyfus Institutional Reserves Treasury Prime Fund	6,141	9	1,125,761	—

Table 5.

	Management		Distribution
	Fees ($)		Fees ($)
Dreyfus Institutional Reserves Money Fund	790,825		724,005
Dreyfus Institutional Reserves Treasury Fund	—		305,659
Dreyfus Institutional Reserves Treasury Prime Fund	—		74,196

The Funds 25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the years ended December 31, 2007, 2006 and 2005 were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009 and 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Institutional Reserves Funds at December 31, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes the fund hereby designates 98.07% of ordinary income dividends paid during the fiscal year ended December 31, 2009 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2009 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2009 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2009 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Funds 27

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board ofTrustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the funds’ Management Agreements with the Manager,pursuant to which the Manager provides the funds with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940,as amended) of the Company,were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of the Manager regarding services provided to the funds and other funds in the Dreyfus fund complex, and discussed the nature,extent and quality of the services provided to the funds pursuant to the Management Agreements. The Board noted that each fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the funds.The Manager also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

Dreyfus Institutional Reserves Treasury Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Treasury Performance Group”) and to a larger universe of funds, consisting of all institutional U.S. Treasury money market funds (the “Treasury Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data (“Lipper”). The Board was provided with a description of the methodology Lipper used to select the Treasury Performance Group and Treasury Performance Universe, as well as the Treasury Expense Group and Treasury Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2009.The Board members noted that the fund’s total return performance was above the Treasury Performance Group and Treasury Performance Universe medians for all periods, except for the two-year period of the Treasury Performance Group.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Treasury Expense Group”) and a broader group of funds (the “Treasury Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio, which ranked in the first quartile, were lower than the Treasury Expense Group and Treasury Expense Universe medians. The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of fees paid in light of the services provided; it was noted that the Treasury Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Treasury Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Treasury Prime Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Treasury Prime Performance Group”) and to a larger universe of funds, consisting of all institutional U.S. Treasury money market funds (the “Treasury Prime Performance Universe”), selected and provided by Lipper. The Board was provided with a description of the methodology Lipper used to select the Treasury Prime Performance Group and Treasury Prime Performance Universe, as well as the Treasury Prime Expense Group and Treasury Prime Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was above or at the Treasury Prime Performance Group and Treasury Prime Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Treasury Prime Expense Group”) and broader group of funds (the “Treasury Prime Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio, which ranked in the first quartile, were lower than the Treasury Prime Expense Group and Treasury Prime Expense Universe medians.The Board considered the current fee waiver and expense reimbursement arrangement undertaken by the Manager.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Treasury Prime Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Treasury Prime Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Treasury Prime Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Money Fund

The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Money Fund Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Money Fund Performance Universe”), selected and provided by Lipper. The Board was provided with a description of the methodology Lipper used to select the Money Fund Performance Group and Money Fund Performance Universe, as well as the Money Fund Expense Group and Money Fund Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009.The Board members noted that the fund’s total return performance was above the Money Fund Performance Group and Money Fund Performance Universe medians for all periods.

The Funds 29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Money Fund Expense Group”) and a broader group of funds (the “Money Fund Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio, which ranked in the first quartile of the Money Fund Expense Universe, and were lower than the Money Fund Expense Group and Money Fund Expense Universe medians. The Board considered the current fee waiver and expense reimbursement undertaken by the Manager.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Money Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, polices and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Money Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Money Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

All Funds

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds.The Board members evaluated the profitability analysis in light of the relevant circumstances for the funds, including any decline in assets, and the extent to which economies of scale would be realized if the funds grow and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the funds’ investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the funds as part of their evaluation of whether the fees under the Management Agreements bear a reasonable relationship to the mix of ser-

vices provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the funds was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the funds was not unreasonable given the services provided. The Board also noted fee waiver and expense reimbursement arrangements and the effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with each fund’s performance.

  The Board concluded that the fee paid by the funds to the Manager was reasonable in light of the services provided, comparative performance, expense and management fee information (including fee waiver and expense reimburse- ment arrangements), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the funds.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the funds had been adequately considered by the Manager in connection with the man- agement fee rate charged to the funds and that, to the extent in the future it were determined that material economies of scale had not been shared with the funds, the Board would seek to have those economies of scale shared with the funds.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each Management Agreement was in the best interests of the funds and their shareholders.

The Funds 31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (66)
Chairman of the Board (2008)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Board Memberships and Affiliations:
- The Muscular Dystrophy Association, Director
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

No. of Portfolios for which Board Member Serves: 171

———————

Clifford L. Alexander, Jr. (76)
Board Member (2008)

Principal Occupation During Past 5 Years:
- President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

Other Board Memberships and Affiliations:
- Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 51

———————

David W. Burke (73)
Board Member (2008)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Board Memberships and Affiliations:
- John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 87

———————

Whitney I. Gerard (75)
Board Member (2008)

Principal Occupation During Past 5 Years:
- Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 26

Nathan Leventhal (66)
Board Member (2009)

Principal Occupation During Past 5 Years:
- Commissioner, NYC Planning Commission (March 2007-present)
- Chairman of the Avery-Fisher Artist Program (November 1997-present)

Other Board Memberships and Affiliations:
- Movado Group, Inc., Director
- Mayor's Committee on Appointments, Chairman

No. of Portfolios for which Board Member Serves: 48

———————

George L. Perry (75)
Board Member (2008)

Principal Occupation During Past 5 Years:
- Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 26

———————

Benaree Pratt Wiley (63)
Board Member (2009)

Principal Occupation During Past 5 Years:
- Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)
- President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:
- Blue Cross Blue Shield of Massachusetts, Director
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
- Commonwealth Institute, Director
- Efficacy Institute, Director
- PepsiCo African-American, Chair of Advisory Board
- The Boston Foundation, Director

No. of Portfolios for which Board Member Serves: 72

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ms. Wiley and Mr. Leventhal were elected Board members of the fund effective October 9, 2009.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since January 2008.

Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

J. DAVID OFFICER, Vice President since January 2010.

Director of Mellon United National Bank, an affiliate of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer, Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 61 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since January 2008.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

The Funds 33

OFFICERS OF THE FUND (Unaudited) *(continued)*

ROBERT ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since January 2008.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

34

For More Information

Dreyfus Institutional Reserves Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX	DANXX	DMEXX	

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

IRFAR1209

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $107,200 in 2008 and $82,008 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,104 in 2008 and $15,828 in 2009. These services consisted of (i) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,000 in 2008 and $9,000 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2008 and $0 in 2009.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

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Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $12,561,320 in 2008 and $24,975,296 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's

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management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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